Document and Entity Information	Oct. 31, 2025
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 31, 2025
Entity Registrant Name	Bakkt Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	41-2324812
Entity Address Address Line 1	One Liberty Plaza
Entity Address Address Line 2	One Liberty St.
Entity Address Address Line 3	Ste. 305-306,
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10006
City Area Code	678
Local Phone Number	534-5849
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K filed by Bakkt Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on November 3, 2025 (the “Original Report”) solely to correct an inadvertent submission error in Item 5.02 of the Original Report. Except for the modification set forth in Item 5.02 below, the Original Report remains unchanged.
Entity Central Index Key	0001820302
Warrant [Member]
Document And Entity Information [Line Items]
Trading Symbol	BKKT WS
Security Exchange Name	NYSE
Security 12b Title	Warrants to purchase Class A Common Stock
Common Stock [Member]
Document And Entity Information [Line Items]
Trading Symbol	BKKT
Security Exchange Name	NYSE
Security 12b Title	Class A common stock, par value $0.0001 per share